Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	€ 1,471,894	€ 1,387,174	€ 1,196,640
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	120,452	272,427	230,388
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	5,990	9,872	17,375
Transfers to net income	2,410	(21,995)	6,691
Other comprehensive income, net of taxes	128,852	260,304	254,454
Total comprehensive income, net of taxes	1,600,746	1,647,478	1,451,094
Total comprehensive income, attributable to equity holders	€ 1,600,746	€ 1,647,478	€ 1,451,094